General Information and significant accounting policies (Details) $ in Millions	Dec. 31, 2016 USD ($)
Accounting Policies [Abstract]
2017	$ 5.1
2018	4.9
2019	4.6
2020	4.0
2021	1.1
Total	$ 19.7